Bank Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term bank loans	$ 6,210,176	$ 6,584,664	$ 6,082,574
Debt instrument maturity date description	Mature on various dates from April 29, 2021 to September 14, 2021.
Weighted average interest rate, percentage	5.59%	6.56%	6.43%
Interest expenses	$ 400,000	$ 500,000	$ 500,000
Minimum [Member]
Borrowings, interest rate	4.95%
Maximum [Member]
Borrowings, interest rate	6.22%